Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Significant accounting policies [Abstract]
Summary of Expected Credit Loss Models Relies on Macroeconomic Variables

In its expected credit loss models, the Group relies on the following macroeconomic variables as forward-looking information inputs as of December 31, 2024 and 2023:

	2024	2023
Private formal employment	X	X
Real domestic demand		X
Real formal salary	X	X
Real informal salary	X	X
Real disposable income per capita	X	X
Unemployment rate	X

Summary of Estimated Useful Lives	Depreciation of property, furniture and equipment is calculated using the straight-line method over the estimated useful lives, which are as follows:

Years
Buildings and facilities	40 - 75
Leasehold improvements	5
Furniture and equipment	10
Vehicles	5